Warrants (Tables)	6 Months Ended
Jun. 30, 2021
Guarantees and Product Warranties [Abstract]
Schedule Of Warrants Options Pricing

Fair value of common stock on grant date	$2.36
Exercise price	$0.01
Expected volatility	58.2%
Expected dividends	0.0%
Expected term (in years)	5.00
Risk-free rate	0.42%